RELATED PARTY TRANSACTIONS (Additional Information) (Details) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended					12 Months Ended
	Apr. 11, 2013	Sep. 12, 2012	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 10, 2011	Dec. 31, 2012 Abdh Common Stock [Member]	Dec. 31, 2012 Convertible Debt [Member]	Sep. 12, 2012 Director [Member]	Dec. 31, 2012 Director [Member]	Dec. 31, 2011 Director [Member]	Dec. 31, 2012 Director [Member] Abdh Common Stock [Member]	Dec. 31, 2011 Directors and Officers [Member]	Dec. 31, 2011 Executive Officer [Member]	Dec. 31, 2011 Related Party Transactions [Member]	Dec. 31, 2003 Related Party Transactions [Member]	Mar. 31, 2013 Advertising and Sponsorship Fees [Member]	Dec. 31, 2012 Environmental Group [Member]	Dec. 31, 2011 Environmental Group [Member]
Related Party Transaction [Line Items]
Due to Related Parties																	$ 127,353
Debt Instrument, Interest Rate During Period																	5.00%
Description Of Charges On Default Of Principal Or Interest					In the event of default of principal or interest, the entire unpaid balance, including principal and interest, will be due and payable without notice, with interest accruing at 8% from the date of default.
Convertible Notes Accompanying Warrants						333,333
Convertible Notes Accompanying Warrants Value						500,000
Repayments of Notes Payable						200,000
Convertible notes, principal and interest amount																100,000
Debt Conversion, Converted Instrument, Shares Issued	2,649,640		1,320,454		962,956			1,331,183					962,956			198,980
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											24,000
Common Stock, Shares, Issued				64,807,343	64,638,372	47,160,435	10,000,000				240,000
Shares issued for services (in shares)				40,000	300,000							10,000
Share Price						$ 0.42
Granted											1,360,494			4,734,300
Debt Instrument, Decrease, Repayments					275,000				500,000
Proceeds From Issuance Or Sale Of Equity		3,450,338								184,800
Accounts payable - related party				$ 11,103	$ 52,636	$ 29,703					$ 42,500				$ 4,700			$ 10,000	$ 10,000	$ 25,000